Related Party Transactions and Key Management Compensation (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Statement Line Items [Line Items]
Consulting Fees	$ 1,744,462	$ 1,666,920	$ 845,924
Legal firm where company's director is a partner [Member]
Statement Line Items [Line Items]
Legal Fees
Companies controlled by individuals associated with the former CEO and current director [Member]
Statement Line Items [Line Items]
Consulting Fees	241,209	229,414	215,108
Joint ventures where entity is venturer [member]
Statement Line Items [Line Items]
Consulting Fees	628,751	246,602
Company Controlled by a Director
Statement Line Items [Line Items]
Consulting Fees	$ 217,285	$ 170,718